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                       HARTFORD PATHMAKER VARIABLE ANNUITY
                               SEPARATE ACCOUNT SIX
                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

   SUPPLEMENT DATED SEPTEMBER 20, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

Effective September 19, 2002, in the table under "Hartford Ratings" in the "General Contract Information" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:


RATINGS AGENCY      EFFECTIVE DATE OF RATING    RATING       BASIS OF RATING
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   Fitch                 9/19/02                 AA      Claims paying ability




THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.




HV-4114
33-86330